CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Attributable to the owner of the parent	Share capital	Share premium	Other reserves	Retained earnings	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2022	$ 455,000,000	$ 267,000,000	$ 5,989,000,000	$ (5,657,000,000)	$ (144,000,000)		$ 455,000,000
(Loss)/profit for the year	(11,000,000)				(11,000,000)		(11,000,000)
Total other comprehensive income (expense) for the year	(41,000,000)			(35,000,000)	(6,000,000)		(41,000,000)
Hedging losses transferred to cost of inventory				6,000,000
NOMOQ acquisition	(6,000,000)			(6,000,000)		$ 5,000,000	(1,000,000)
Hedging Losses Transferred To Cost of Inventory	6,000,000			6,000,000			6,000,000
Dividends	(131,000,000)				(131,000,000)		(131,000,000)
Balance at end of the period at Jun. 30, 2023	272,000,000	267,000,000	5,989,000,000	(5,692,000,000)	(292,000,000)	5,000,000	277,000,000
Balance at beginning of the period at Dec. 31, 2023	100,000,000	267,000,000	5,989,000,000	(5,687,000,000)	(469,000,000)	6,000,000	106,000,000
(Loss)/profit for the year	(10,000,000)				(10,000,000)		(10,000,000)
Total other comprehensive income (expense) for the year	11,000,000			5,000,000	6,000,000		11,000,000
NOMOQ acquisition	(2,000,000)			(2,000,000)			(2,000,000)
Hedging Losses Transferred To Cost of Inventory	5,000,000			5,000,000			5,000,000
Dividends	(132,000,000)				(132,000,000)		(132,000,000)
Balance at end of the period at Jun. 30, 2024	$ (28,000,000)	$ 267,000,000	$ 5,989,000,000	$ (5,679,000,000)	$ (605,000,000)	$ 6,000,000	$ (22,000,000)